SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	11 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Apr. 15, 2021
Gain from foreign currency transactions realized	$ 28,146
Lossed from foreign currency transactions unrealized	35,998
Cash equivalents	$ 0
Property and equipment estimated useful life	5 years
Impairment of long-lived assets	$ 0
Lease option to extend	The Company’s lease terms include options to extend the lease for a total of two renewal periods with each term being two years which may be exercised by giving written notice to lessor no less than sixty days prior to the expiration of the current lease or renewal period. The lease renewal terms were recognized as part of the Company’s ROU assets and lease liabilities
Right of use asset	$ 158,451	$ 140,918	$ 172,974
Lease liability	158,451	$ 140,918	$ 172,974
Selling, General and Administrative Expenses [Member]
Advertising expenses	$ 24,337